Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 5,734,106
Ending balance	5,488,391	$ 5,734,106
Depletion	(243,889)	(256,826)
Impairment		(165,912)
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,497,235
Ending balance	3,349,967	3,497,235
Depletion	(147,268)	(158,816)
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	344,043
Ending balance	321,016	344,043
Impairment			$ (120,000)
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,605,257
Ending balance	2,509,344	2,605,257
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	110,406
Ending balance	105,569	110,406
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	194,367
Ending balance	182,202	194,367
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	229,994
Ending balance	224,310	229,994
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	13,168
Ending balance	7,526	13,168
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,681,811	4,681,816
Additions (Reductions)		(5)
Ending balance	4,681,811	4,681,811
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,058	136,058
Ending balance	136,058	136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,357
Additions (Reductions)		(5)
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	402,232	402,232
Ending balance	402,232	402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,184,576)	(1,025,760)
Ending balance	(1,331,844)	(1,184,576)
Depletion	(147,268)	(158,816)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(279,821)	(257,401)
Ending balance	(302,848)	(279,821)
Depletion	(23,027)	(22,420)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(454,619)	(353,816)
Ending balance	(550,532)	(454,619)
Depletion	(95,913)	(100,803)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(25,652)	(18,511)
Ending balance	(30,489)	(25,652)
Depletion	(4,837)	(7,141)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(26,062)	(12,234)
Ending balance	(38,227)	(26,062)
Depletion	(12,165)	(13,828)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(9,358)	(2,925)
Ending balance	(15,042)	(9,358)
Depletion	(5,684)	(6,433)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(389,064)	(380,873)
Ending balance	(394,706)	(389,064)
Depletion	(5,642)	(8,191)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,759,392
Ending balance	1,669,525	1,759,392
Depletion	(88,041)	(88,291)
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	374,702
Ending balance	350,572	374,702
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	668,810
Ending balance	626,934	668,810
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	228,187
Ending balance	217,044	228,187
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	487,693
Ending balance	474,975	487,693
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,010,971	3,010,956
Additions (Reductions)	(1,826)	15
Ending balance	3,009,145	3,010,971
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,283,054	1,283,039
Additions (Reductions)	(1,826)	15
Ending balance	1,281,228	1,283,054
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,251,579)	(1,163,288)
Ending balance	(1,339,620)	(1,251,579)
Depletion	(88,041)	(88,291)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(149,924)	(135,904)
Ending balance	(174,054)	(149,924)
Depletion	(24,130)	(14,020)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(231,533)	(190,266)
Ending balance	(273,409)	(231,533)
Depletion	(41,876)	(41,267)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(74,761)	(56,717)
Ending balance	(85,904)	(74,761)
Depletion	(11,143)	(18,044)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(795,361)	(780,401)
Ending balance	(806,253)	(795,361)
Depletion	(10,892)	(14,960)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	249,969
Ending balance	241,389	249,969
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	249,969
Ending balance	241,389	249,969
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,726
Additions (Reductions)		(5)
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(13,752)	(4,033)
Ending balance	(22,332)	(13,752)
Depletion	(8,580)	(9,719)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	227,510
Ending balance	227,510	227,510
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(165,912)
Ending balance	(165,912)	(165,912)
Impairment		(165,912)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletion	(243,889)	(256,826)
Impairment		(165,912)
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,349,925	8,349,920
Additions (Reductions)	(1,826)	5
Ending balance	8,348,099	8,349,925
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,615,819)	(2,193,081)
Ending balance	(2,859,708)	(2,615,819)
Depletion	$ (243,889)	(256,826)
Impairment		$ (165,912)